UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21078

Registrant Name:	PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, 43rd Floor New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway, 43rd Floor New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2013

Date of Reporting Period:	August 31, 2012

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited)

Principal Amount (000s)		Value*
NEW YORK MUNICIPAL BONDS & NOTES—90.6%
$1,000	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	$1,123,840
2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	2,448,648
9,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	10,440,270
	Liberty Dev. Corp. Rev.,
1,400	5.625%, 7/15/47	1,568,322
1,300	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,500,421
	Goldman Sachs Headquarters,
4,120	5.25%, 10/1/35 (g)	4,788,552
3,000	5.25%, 10/1/35	3,486,810
3,500	5.50%, 10/1/37	4,176,655
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	521,895
	Metropolitan Transportation Auth. Rev.,
3,000	5.00%, 11/15/30, Ser. D	3,480,480
2,000	5.00%, 11/15/34, Ser. B	2,254,180
7,300	5.25%, 11/15/31, Ser. E	7,363,291
5,000	5.50%, 11/15/39, Ser. A	5,623,100
7,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (g)	8,126,440
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	2,877,663
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	1,645,704
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I (Pre-refunded @ $100, 3/1/13) (c)	4,092,440
1,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	1,698,735
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	991,614
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	1,453,247
1,500	Pilot Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	1,753,980
1,500	United Jewish Appeal Federation Project, 5.00%, 7/1/27, Ser. A	1,573,080
	Yankee Stadium,
750	5.00%, 3/1/31 (FGIC)	790,943
1,900	5.00%, 3/1/36 (NPFGC)	1,985,025
4,900	7.00%, 3/1/49 (AGC)	5,928,510
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
1,000	5.25%, 6/15/40, Ser. EE	1,138,940
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	565,455
	New York City Transitional Finance Auth. Rev.,
3,745	5.00%, 11/1/27, Ser. B	3,768,706
2,255	5.00%, 11/1/27, Ser. B (Pre-refunded @ $100, 11/1/12) (c)	2,271,439
4,850	5.00%, 5/1/39, Ser. F-1	5,565,521
5,000	5.25%, 1/15/39, Ser. S-3	5,567,050
	New York Liberty Dev. Corp. Rev.,
3,000	1 World Trade Center Project, 5.00%, 12/15/41	3,371,340
7,000	4 World Trade Center Project, 5.75%, 11/15/51	8,294,930
1,000	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	1,144,620
1,400	Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36	1,610,630

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	State Dormitory Auth. Rev.,
$3,000	5.00%, 3/15/38, Ser. A	$3,429,540
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	9,886,500
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	2,693,990
1,500	Fordham Univ., 5.50%, 7/1/36, Ser. A	1,718,520
1,320	Long Island Univ., 5.25%, 9/1/28 (Radian)	1,321,729
	Memorial Sloan-Kettering Cancer Center,
2,750	5.00%, 7/1/35, Ser. 1	2,957,268
2,000	5.00%, 7/1/36, Ser. A-1	2,191,900
2,000	Mount Sinai Hospital, 5.00%, 7/1/31, Ser. A	2,194,040
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	2,310,882
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	1,097,620
600	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	682,848
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	5,111,950
3,000	Teachers College, 5.50%, 3/1/39	3,316,140
1,000	The New School, 5.50%, 7/1/40	1,145,300
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	3,124,410
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	5,663,200
	State Thruway Auth. Rev.,
1,000	4.75%, 1/1/29, Ser. G (AGM)	1,076,710
3,800	5.00%, 1/1/42, Ser. I	4,269,034
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (g)	6,890,100
5,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (g)	5,951,400
3,435	Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	3,790,763
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A (b)	1,307,181
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	2,044,420
1,490	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	1,745,654
1,000	Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A	1,047,600
600	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	682,728

	Total New York Municipal Bonds & Notes (cost—$174,181,431)	192,643,903

OTHER MUNICIPAL BONDS & NOTES—6.4%
	Florida—0.5%
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,134,890

	Louisiana—0.5%
1,000	East Baton Rouge Sewerage Commission Rev., 5.25%, 2/1/39, Ser. A	1,119,650

	Ohio—0.6%
1,435	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	1,162,780

	Puerto Rico—4.3%
5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	5,675,227
	Sales Tax Financing Corp. Rev.,
2,000	5.00%, 8/1/40, Ser. A (AGM) (g)	2,125,660
1,300	5.25%, 8/1/43, Ser. A-1	1,381,601

		9,182,488

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	U. S. Virgin Islands—0.5%
$1,000	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	$1,118,150

	Total Other Municipal Bonds & Notes (cost—$12,787,283)	13,717,958

NEW YORK VARIABLE RATE NOTES (a)(d)(e)(f) —3.0%
5,000	JPMorgan Chase Putters/Drivers Trust Rev., 7.947%, 7/1/33, Ser. 3382 (cost—$4,881,892)	6,298,950

	Total Investments (cost—$191,850,606) (h)—100.0%	$212,660,811

Industry classification of portfolio holdings as a percentage of total Investments at August 31, 2012 were as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	16.9%
College & University Revenue	11.7
Miscellaneous Revenue	10.4
Income Tax Revenue	10.3
Transit Revenue	8.8
Industrial Revenue	8.6
Miscellaneous Taxes	4.9
Lease (Abatement)	4.7
Recreational Revenue	4.1
Water Revenue	4.0
Highway Revenue Tolls	3.3
Tobacco Settlement Funded	3.2
Port, Airport & Marina Revenue	2.3
Local or Government Housing	1.8
Sales Tax Revenue	1.7
Economic Development Revenue	0.7
Sewer Revenue	0.5
Electric Power & Lighting Revenues	0.2
Total Revenue Bonds		98.1
General Obligation		1.9

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Security with an aggregate value of $6,298,950 representing 3.0% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2012.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2012.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	At August 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $177,783,556. Gross unrealized appreciation was $21,986,168; gross unrealized depreciation was $1,262,115; and net unrealized appreciation was $20,724,053. The difference between book and tax cost basis was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GNMA—insured by Government National Mortgage Association

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Radian—insured by Radian Guaranty, Inc.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
Investments in Securities—Assets
New York Municipal Bonds & Notes	—	$192,643,903	—	$192,643,903
Other Municipal Bonds & Notes	—	13,717,958	—	13,717,958
New York Variable Rate Notes	—	6,298,950	—	6,298,950

Total Investments	—	$212,660,811	—	$212,660,811

At August 31, 2012, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012